Share-based compensation - Additional information (Details) - CNY (¥)		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Share-based compensation expenses				¥ 66,741,438
Restricted Stock Units (RSUs)
Share-based compensation
Share units vested				110,259,005
Share-based compensation expenses		¥ 0	¥ 0	¥ 66,741,438
Restricted Stock Units (RSUs) | 2018 Restricted Share Unit Scheme
Share-based compensation
Ordinary shares issued to trust as a reserve pool for future issuance of equity share	2,106,321
Restricted share units, effective period	10 years
Restricted share units, grants in period	2,098,069
Fair value per share of the restricted equity	¥ 274.51
Restricted Stock | 2018 Restricted Share Unit Scheme
Share-based compensation
Restricted share units, vesting condition	The restricted share units will begin vesting by equal instalment for 36 months upon a qualified IPO.